Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 33.41%
FHLMC ¤	0.00%	12-14-2029	$ 6,390,000	$ 4,754,768
FHLMC	1.50	8-25-2049	3,320,483	2,622,288
FHLMC	1.50	3-25-2051	6,384,142	5,112,040
FHLMC	1.75	5-15-2043	1,730,919	1,473,052
FHLMC	2.00	11-1-2040	1,064,054	907,235
FHLMC	2.00	1-1-2041	2,560,453	2,176,742
FHLMC	2.00	4-1-2041	2,883,334	2,458,119
FHLMC	2.00	7-1-2041	4,396,973	3,748,491
FHLMC	2.00	11-1-2041	2,165,820	1,835,650
FHLMC	2.00	11-1-2041	2,892,984	2,451,964
FHLMC	2.00	12-1-2041	12,752,495	10,808,439
FHLMC	2.00	1-1-2042	3,340,769	2,831,470
FHLMC	2.00	2-1-2042	18,535,610	15,712,306
FHLMC	2.00	4-1-2042	4,532,326	3,825,140
FHLMC	2.00	4-1-2042	5,275,280	4,471,838
FHLMC	2.00	2-1-2047	2,155,309	1,766,707
FHLMC	2.00	6-25-2049	1,986,607	1,633,249
FHLMC	2.00	12-1-2051	1,529,921	1,253,818
FHLMC (12 Month LIBOR +1.65%) ±	2.29	3-1-2043	633,929	650,718
FHLMC (12 Month LIBOR +1.64%) ±	2.30	8-1-2043	465,723	471,819
FHLMC (12 Month LIBOR +1.64%) ±	2.36	7-1-2043	320,799	324,718
FHLMC	2.45	4-25-2032	4,278,000	3,650,962
FHLMC	2.50	4-1-2042	1,456,391	1,263,846
FHLMC	2.50	5-1-2042	6,398,216	5,568,160
FHLMC	2.50	6-1-2042	2,259,987	1,957,713
FHLMC	2.50	7-25-2048	4,188,974	3,727,366
FHLMC	2.50	11-25-2048	1,874,884	1,633,782
FHLMC	2.50	4-25-2049	4,691,108	4,033,572
FHLMC	2.50	5-25-2049	2,905,259	2,564,569
FHLMC	2.50	5-25-2049	4,233,164	3,667,107
FHLMC	2.50	7-25-2049	3,614,230	3,240,189
FHLMC	2.50	8-1-2051	1,698,037	1,448,372
FHLMC	2.50	9-1-2051	10,990,438	9,449,136
FHLMC	2.50	1-1-2052	11,178,614	9,523,918
FHLMC	2.50	2-1-2052	1,190,827	1,014,364
FHLMC	2.50	3-1-2052	3,868,100	3,293,699
FHLMC (12 Month LIBOR +1.63%) ±	2.51	11-1-2043	519,089	522,684
FHLMC (12 Month LIBOR +1.65%) ±	2.55	10-1-2043	966,801	981,780
FHLMC (12 Month LIBOR +1.61%) ±	2.56	9-1-2043	250,901	253,538
FHLMC (12 Month LIBOR +1.64%) ±	2.66	9-1-2045	5,816,531	5,908,472
FHLMC (12 Month LIBOR +1.61%) ±	2.67	10-1-2043	572,359	577,279
FHLMC (12 Month LIBOR +1.64%) ±	2.82	5-1-2049	1,874,065	1,822,166
FHLMC (12 Month LIBOR +1.72%) ±	2.84	1-1-2044	1,040,958	1,058,553
FHLMC	2.92	6-25-2032	2,296,000	2,026,274
FHLMC	3.00	4-1-2040	2,935,938	2,664,488
FHLMC	3.00	7-15-2042	5,480,874	4,947,728
FHLMC	3.00	9-1-2046	5,356,617	4,822,550
FHLMC	3.00	10-15-2047	4,072,430	3,680,243
FHLMC	3.00	11-1-2048	1,842,302	1,653,534
FHLMC	3.00	5-15-2050	3,299,212	2,998,274
FHLMC ±±	3.12	8-25-2032	4,268,000	3,819,654
FHLMC (12 Month LIBOR +1.64%) ±	3.47	3-1-2049	2,579,111	2,565,583
FHLMC	3.50	6-1-2046	2,350,173	2,174,426
FHLMC	3.50	10-1-2046	1,931,559	1,796,685
See accompanying notes to portfolio of investments

Allspring Core Bond Portfolio  |  1

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FHLMC (12 Month LIBOR +1.69%) ±	3.73%	9-1-2047	$ 5,374,472	$ 5,474,430
FHLMC (30 Day Average U.S. SOFR +2.13%) ±	3.91	7-1-2052	2,301,704	2,214,378
FHLMC (12 Month LIBOR +1.64%) ±	3.97	4-1-2048	6,187,511	6,212,554
FHLMC (30 Day Average U.S. SOFR +2.14%) ±	3.99	8-1-2052	3,093,391	2,941,440
FHLMC	4.00	4-1-2037	1,209,678	1,173,480
FHLMC	4.00	7-1-2049	7,795,385	7,538,989
FHLMC (30 Day Average U.S. SOFR +2.38%) ±	4.12	9-1-2052	1,755,488	1,693,845
FHLMC (30 Day Average U.S. SOFR +2.13%) ±	4.30	7-1-2052	2,753,816	2,675,116
FHLMC	4.50	6-1-2039	187,614	183,323
FHLMC	4.50	7-1-2039	226,260	221,535
FHLMC (30 Day Average U.S. SOFR +0.20%) ±	4.68	6-25-2051	3,973,182	3,821,222
FHLMC (12 Month LIBOR +1.77%) ±	5.50	9-1-2042	420,341	432,246
FHLMC (12 Month LIBOR +1.69%) ±	5.91	2-1-2043	700,873	717,890
FHLMC	7.00	9-15-2026	101	102
FHLMC	2.58	5-25-2032	4,278,000	3,668,611
FHLMC ±±	3.00	6-25-2032	8,221,000	7,302,639
FNMA ¤	0.00	11-15-2030	18,777,000	13,411,464
FNMA	1.50	10-1-2041	14,362,836	11,610,373
FNMA	1.50	11-1-2041	40,186,425	32,932,512
FNMA	1.50	1-25-2043	2,077,693	1,748,710
FNMA	1.50	1-25-2043	6,670,054	5,881,599
FNMA	1.50	5-25-2051	10,228,591	8,367,024
FNMA	1.50	11-25-2051	5,924,560	4,851,694
FNMA	1.52	8-21-2035	8,018,000	5,557,132
FNMA (30 Day Average U.S. SOFR +2.21%) ±	1.62	12-1-2051	1,481,709	1,310,660
FNMA	1.70	8-25-2033	7,602,221	6,819,843
FNMA	1.75	5-25-2043	2,384,784	2,033,030
FNMA	1.75	6-25-2046	15,252,996	12,635,890
FNMA	1.90	1-25-2036	7,437,000	5,351,040
FNMA	2.00	6-25-2038	7,618,986	6,834,581
FNMA	2.00	12-1-2040	22,739,253	19,387,862
FNMA	2.00	1-1-2041	16,075,535	13,576,932
FNMA	2.00	4-1-2041	1,858,426	1,584,618
FNMA	2.00	10-1-2041	7,560,282	6,445,286
FNMA	2.00	1-1-2042	4,978,957	4,219,912
FNMA	2.00	1-1-2042	3,056,281	2,579,406
FNMA	2.00	2-1-2042	38,837,085	32,921,448
FNMA	2.00	2-1-2042	9,112,170	7,724,180
FNMA	2.00	2-1-2042	5,023,363	4,258,220
FNMA	2.00	3-1-2042	20,869,118	17,612,864
FNMA	2.00	4-1-2042	3,885,048	3,293,324
FNMA	2.00	5-1-2042	2,331,383	1,976,298
FNMA	2.00	8-1-2042	4,312,766	3,639,857
FNMA	2.00	4-1-2046	11,068,676	9,110,285
FNMA	2.00	1-1-2047	2,032,007	1,668,144
FNMA	2.00	3-1-2047	2,141,117	1,761,691
FNMA	2.00	3-1-2047	12,471,799	10,230,748
FNMA	2.00	1-25-2048	3,451,515	3,036,127
FNMA	2.00	7-25-2050	7,877,452	6,553,667
FNMA	2.00	7-25-2050	3,518,113	2,901,859
FNMA (12 Month LIBOR +1.56%) ±	2.26	6-1-2043	390,389	398,630
FNMA	2.50	12-1-2035	12,552,872	11,507,449
FNMA	2.50	5-1-2036	6,578,278	6,029,655
FNMA	2.50	6-1-2036	7,839,389	7,186,087
FNMA	2.50	12-1-2040	6,833,829	5,998,340
See accompanying notes to portfolio of investments

2  |  Allspring Core Bond Portfolio

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA	2.50%	5-1-2041	$ 7,211,271	$ 6,328,730
FNMA	2.50	8-1-2041	4,019,752	3,515,415
FNMA	2.50	2-1-2042	4,213,002	3,697,884
FNMA	2.50	4-1-2042	10,164,580	8,858,474
FNMA	2.50	5-1-2042	5,243,977	4,550,707
FNMA	2.50	6-1-2042	4,831,252	4,210,470
FNMA	2.50	5-1-2046	2,001,046	1,726,293
FNMA	2.50	3-25-2047	2,690,952	2,348,386
FNMA	2.50	7-25-2047	9,397,354	8,383,174
FNMA	2.50	12-1-2047	9,921,935	8,781,987
FNMA	2.50	10-1-2050	6,457,569	5,565,511
FNMA	2.50	6-1-2051	4,509,736	3,850,097
FNMA	2.50	9-1-2051	5,156,752	4,399,254
FNMA	2.50	11-25-2051	3,729,991	3,241,053
FNMA	2.50	12-1-2051	9,423,787	8,053,895
FNMA	2.50	12-1-2051	4,537,232	3,877,684
FNMA	2.50	12-1-2051	13,765,318	11,764,344
FNMA	2.50	3-1-2052	1,827,329	1,562,761
FNMA	2.50	3-1-2052	2,934,724	2,498,927
FNMA ±±	2.59	6-25-2032	3,393,000	2,931,111
FNMA ±±	2.96	2-25-2027	1,517,842	1,417,794
FNMA (12 Month LIBOR +1.60%) ±	2.98	3-1-2050	5,874,343	5,711,134
FNMA	3.00	7-25-2040	4,303,864	3,878,282
FNMA	3.00	11-1-2042	3,693,991	3,343,059
FNMA	3.00	1-1-2043	4,523,229	4,086,296
FNMA	3.00	2-1-2043	17,742,115	15,858,292
FNMA	3.00	7-1-2043	2,814,332	2,546,920
FNMA	3.00	8-1-2043	3,895,436	3,525,392
FNMA	3.00	12-1-2043	3,702,600	3,351,147
FNMA	3.00	2-1-2044	3,832,225	3,468,490
FNMA	3.00	5-25-2044	2,484,103	2,240,530
FNMA	3.00	10-1-2044	19,164,206	17,184,832
FNMA	3.00	2-1-2045	3,972,507	3,595,465
FNMA	3.00	2-1-2045	2,124,227	1,916,670
FNMA	3.00	8-25-2046	2,140,240	1,963,063
FNMA	3.00	10-1-2046	5,408,912	4,862,449
FNMA	3.00	10-1-2046	5,595,499	5,064,286
FNMA	3.00	11-1-2046	6,552,245	5,908,177
FNMA	3.00	11-1-2046	4,562,681	4,100,070
FNMA	3.00	12-1-2046	15,355,435	13,845,232
FNMA	3.00	1-1-2047	3,196,502	2,872,412
FNMA	3.00	2-1-2047	10,285,704	9,309,456
FNMA	3.00	2-1-2048	2,688,883	2,418,245
FNMA	3.00	3-25-2048	2,640,821	2,448,862
FNMA	3.00	4-1-2048	12,145,438	10,992,822
FNMA	3.00	5-25-2048	5,650,003	5,136,183
FNMA	3.00	12-1-2048	8,510,784	7,627,237
FNMA	3.00	10-1-2049	46,501,316	42,087,565
FNMA	3.00	2-1-2050	6,988,017	6,300,952
FNMA	3.00	2-1-2050	29,775,401	26,790,601
FNMA	3.00	5-1-2050	11,462,746	10,257,856
FNMA	3.00	7-1-2050	22,587,736	20,366,558
FNMA	3.00	2-1-2055	2,037,842	1,819,025
FNMA	3.00	7-1-2060	26,348,264	23,109,162
FNMA (12 Month LIBOR +1.58%) ±	3.17	10-1-2043	1,287,608	1,302,781
See accompanying notes to portfolio of investments

Allspring Core Bond Portfolio  |  3

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA (12 Month LIBOR +1.57%) ±	3.31%	3-1-2043	$ 196,885	$ 203,239
FNMA	3.50	3-1-2042	2,375,685	2,228,789
FNMA	3.50	7-1-2042	1,629,503	1,528,592
FNMA	3.50	8-1-2042	2,365,124	2,218,919
FNMA	3.50	9-1-2042	2,432,269	2,281,923
FNMA	3.50	10-25-2042	4,972,476	4,615,712
FNMA	3.50	11-1-2042	1,968,245	1,846,521
FNMA	3.50	11-1-2042	5,190,268	4,845,098
FNMA	3.50	12-1-2043	9,593,494	8,932,076
FNMA	3.50	2-1-2046	5,244,553	4,882,279
FNMA	3.50	7-1-2047	24,450,475	22,939,646
FNMA	3.50	7-1-2048	1,692,411	1,561,016
FNMA	3.50	12-25-2048	2,104,906	1,989,316
FNMA	3.50	6-1-2049	27,533,709	25,485,861
FNMA	3.50	7-1-2049	15,028,632	13,871,338
FNMA	3.50	4-1-2050	5,435,613	5,080,834
FNMA	3.50	4-1-2050	8,303,069	7,645,239
FNMA %%	3.50	3-13-2053	14,200,000	12,925,328
FNMA (30 Day Average U.S. SOFR +2.37%) ±	3.68	8-1-2052	3,448,600	3,290,136
FNMA (12 Month LIBOR +1.58%) ±	3.74	6-1-2045	1,540,763	1,552,014
FNMA (12 Month LIBOR +1.58%) ±	3.83	1-1-2046	3,970,117	3,986,487
FNMA (30 Day Average U.S. SOFR +2.12%) ±	3.96	8-1-2052	2,257,091	2,150,400
FNMA	4.00	1-1-2027	10,772,011	10,514,499
FNMA	4.00	9-1-2033	1,478,250	1,452,669
FNMA	4.00	3-1-2035	26,090,664	25,466,161
FNMA	4.00	10-1-2037	1,030,391	988,383
FNMA	4.00	6-1-2038	1,932,394	1,853,737
FNMA	4.00	9-1-2045	609,866	598,666
FNMA	4.00	1-1-2046	4,357,740	4,277,713
FNMA	4.00	4-1-2047	593,743	568,035
FNMA	4.00	4-1-2047	408,780	398,792
FNMA	4.00	4-1-2047	76,813	73,508
FNMA	4.00	10-1-2047	503,891	491,582
FNMA	4.00	10-1-2047	411,249	397,995
FNMA	4.00	7-1-2048	13,606,289	13,048,483
FNMA	4.00	12-1-2048	2,167,050	2,114,104
FNMA	4.00	5-1-2049	300,838	285,311
FNMA	4.00	5-1-2049	1,953,335	1,887,049
FNMA (30 Day Average U.S. SOFR +2.13%) ±	4.15	10-1-2052	11,918,901	11,625,824
FNMA (30 Day Average U.S. SOFR +2.12%) ±	4.17	7-1-2052	5,753,659	5,527,528
FNMA (30 Day Average U.S. SOFR +2.37%) ±	4.23	9-1-2052	1,710,675	1,659,052
FNMA (30 Day Average U.S. SOFR +2.13%) ±	4.25	11-1-2052	3,904,352	3,820,485
FNMA (30 Day Average U.S. SOFR +2.13%) ±	4.32	8-1-2052	6,332,013	6,180,569
FNMA (30 Day Average U.S. SOFR +2.12%) ±	4.35	7-1-2052	5,972,037	5,835,707
FNMA	4.50	6-1-2041	175,654	174,384
FNMA	4.50	3-1-2043	2,284,292	2,267,771
FNMA	4.50	10-1-2045	3,575,652	3,517,717
FNMA	4.50	2-1-2046	90,813	89,682
FNMA	4.50	7-1-2048	3,534,986	3,506,290
FNMA	4.50	11-1-2048	1,537,018	1,550,359
FNMA (30 Day Average U.S. SOFR +2.13%) ±	4.62	8-1-2052	6,867,976	6,765,864
FNMA (30 Day Average U.S. SOFR +2.12%) ±	4.65	8-1-2052	5,363,941	5,233,223
FNMA (30 Day Average U.S. SOFR +2.13%) ±	4.65	8-1-2052	5,379,406	5,303,816
FNMA (1 Month LIBOR +0.30%) ±	4.92	12-25-2048	6,546,221	6,405,778
FNMA (1 Month LIBOR +0.45%) ±	5.07	6-25-2050	2,054,416	2,005,571
See accompanying notes to portfolio of investments

4  |  Allspring Core Bond Portfolio

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA (1 Month LIBOR +0.50%) ±	5.12%	4-25-2049	$ 1,484,825	$ 1,462,624
FNMA	5.50	9-1-2052	4,508,695	4,637,410
FNMA %%	5.50	3-13-2053	15,500,000	15,473,359
FNMA	6.00	2-1-2029	1,204	1,219
FNMA	6.00	3-1-2033	15,949	16,451
FNMA	6.00	11-1-2033	5,457	5,629
FNMA (12 Month LIBOR +1.64%) ±	6.13	1-1-2043	278,124	283,891
FNMA	6.50	11-1-2052	1,916,468	2,021,881
FNMA	6.50	12-1-2052	1,369,865	1,454,990
FNMA	6.50	2-1-2053	995,183	1,061,920
FNMA	7.00	2-1-2053	3,898,270	4,036,524
FNMA %%	6.00	4-13-2053	7,500,000	7,580,823
FNMA %%	6.00	5-11-2053	6,500,000	6,561,921
FNMA %%	6.50	4-13-2053	20,700,000	21,172,118
FNMA Series MA4387 Class FN	2.00	7-1-2041	20,381,967	17,377,200
FNMA Series MA2863 Class FN	3.00	1-1-2047	2,361,839	2,123,710
FNMA Series MA4268 Class FN	2.00	2-1-2041	1,065,575	897,934
FNMA Series MA4333 Class FN	2.00	5-1-2041	5,216,860	4,447,944
FNMA Series MA4364 Class FN	2.00	6-1-2041	1,289,518	1,099,444
FNMA Series MA4407 Class FN	2.00	8-1-2041	1,467,418	1,250,988
FNMA Series MA2895 Class FN	3.00	2-1-2047	2,626,797	2,357,611
FNMA Series MA4176 Class FN	2.00	11-1-2040	826,429	704,633
FNMA POOL MA4017 FN 05	3.00	5-1-2040	6,794,026	6,149,345
FNMA POOL MA4377 FN 07	1.50	7-1-2051	17,135,341	13,265,436
FNMA Series MA4204 Class FN	2.00	12-1-2040	5,932,404	5,058,085
GNMA	2.00	9-20-2051	4,419,454	3,581,686
GNMA	3.00	10-20-2046	613,344	547,785
GNMA	3.00	12-20-2046	916,801	817,857
GNMA	3.00	1-20-2047	695,796	620,700
GNMA	3.00	3-20-2047	2,160,351	1,927,207
GNMA	3.00	3-20-2047	282,880	252,351
GNMA	3.00	4-20-2047	1,699,086	1,515,728
GNMA	3.00	7-20-2047	1,263,060	1,132,799
GNMA	3.00	9-20-2047	1,155,594	1,030,874
GNMA	3.00	9-20-2047	688,928	614,567
GNMA	3.00	11-20-2047	243,932	217,605
GNMA	3.00	3-20-2048	365,218	325,801
GNMA	3.00	10-20-2050	9,861,334	8,830,773
GNMA	3.50	1-20-2048	2,413,535	2,248,700
GNMA	4.00	6-20-2047	16,974,923	16,276,223
GNMA	4.00	3-20-2048	641,609	609,299
GNMA	4.00	4-20-2048	964,269	915,709
GNMA	4.00	4-20-2048	677,515	643,397
GNMA	4.00	4-20-2048	706,253	670,687
GNMA	4.50	8-15-2047	404,386	400,442
GNMA	4.50	6-20-2048	2,560,675	2,517,407
GNMA	4.50	2-20-2049	2,936,618	2,811,225
GNMA (30 Day Average U.S. SOFR +0.70%) ±	5.13	11-20-2052	10,393,250	10,442,367
GNMA Series CL3644 Class G2	3.00	2-20-2048	915,111	816,344
GNMA Series CM1041 Class G2	3.00	12-20-2046	259,605	231,586
GNMA Series CN5874 Class G2	3.00	1-20-2048	1,005,543	897,014
GNMA Series CP3380 Class G2	3.00	11-20-2047	634,188	565,738
GNMA Series CP9544 Class G2	3.00	7-20-2047	1,191,075	1,062,520
GNMA Series 6713 Class G2	3.00	12-20-2047	238,048	212,355
GNMA Series 786309 Class GN	3.00	11-15-2047	11,287,545	10,388,460
See accompanying notes to portfolio of investments

Allspring Core Bond Portfolio  |  5

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
GNMA Series CN6482 Class G2	3.00%	1-20-2048	$ 407,857	$ 363,836
GNMA II POOL 786481 G2 01	6.00	1-20-2053	4,967,336	5,138,723
GNMA Series 2021-27 Class BD	5.00	2-20-2051	2,412,089	2,418,822
GNMA Series 2021-27 Class CW ±±	5.00	2-20-2051	1,434,709	1,420,183
GNMA Series 2021-27 Class NT	5.00	2-20-2051	2,894,688	2,820,478
GNMA Series 2021-8 Class CY	5.00	1-20-2051	943,323	934,370
GNMA Series CM2623 Class G2	3.00	6-20-2043	4,301,950	3,876,398
GNMA Series CN9873 Class G2	3.00	8-20-2043	1,396,252	1,258,130
GNMA Series CO7019 Class G2	3.00	1-20-2047	356,425	318,180
GNMA Series CO7322 Class G2	3.00	4-20-2047	1,623,739	1,448,497
GNMA Series CO7380 Class G2	3.00	5-20-2047	608,897	543,182
GNMA Series CO9408 Class G2	3.00	2-20-2048	214,097	190,986
GNMA Series CO9450 Class G2	3.00	1-20-2047	1,411,256	1,258,937
GNMA Series CO9673 Class G2	3.00	12-20-2046	841,526	750,699
GNMA Series 2012-141 Class WA ±±	4.52	11-16-2041	822,312	805,173
GNMA Series 2017-167 Class BQ	2.50	8-20-2044	2,616,539	2,382,129
GNMA Series 2021-23 Class MG	1.50	2-20-2051	7,715,551	6,340,766
GNMA Series 2021-27 Class Q	5.00	2-20-2051	2,541,936	2,482,988
GNMA Series 2022-107 Class C	2.50	6-20-2051	12,051,938	10,367,659
GNMA Series 2022-31 Class GH	2.50	12-20-2049	8,136,473	7,219,465
GNMA Series 2022-50 Class DC	2.50	8-20-2051	3,714,566	3,185,952
GNMA Series 2022-84 Class A	2.50	1-20-2052	4,262,075	3,639,582
GNMA Series CN0172 Class G2	3.00	12-20-2046	240,042	214,136
Total Agency securities (Cost $1,499,541,477)				1,428,629,569
Asset-backed securities: 11.35%
Ally Auto Receivables Trust Series 2022-1 Class A3	3.31	11-15-2026	4,276,000	4,157,111
Ally Auto Receivables Trust Series 2022-3 Class A4	5.07	6-15-2031	1,860,000	1,862,895
American Express Credit Account Master Trust Series 2022-3 Class A	3.75	8-15-2027	2,972,000	2,885,019
American Express Credit Account Master Trust Series 2022-4 Class A	4.95	10-15-2027	4,123,000	4,122,665
AmeriCredit Automobile Receivables Series 2022-1 Class A3	2.45	11-18-2026	1,432,000	1,378,711
AmeriCredit Automobile Receivables Series 2022-2 Class A3	4.38	4-18-2028	3,567,000	3,512,477
Avis Budget Rental Car Funding (AESOP) LLC Series 144A	4.77	2-20-2029	3,340,000	3,240,266
Avis Budget Rental Car Funding (AESOP) LLC 144A	5.20	10-20-2027	4,141,000	4,083,041
Avis Budget Rental Car Funding (AESOP) LLC 144A	5.25	4-20-2029	8,286,000	8,196,511
Avis Budget Rental Car Funding (AESOP) LLC Series 144A	1.66	2-20-2028	7,680,000	6,670,839
Avis Budget Rental Car Funding (AESOP) LLC Series 144A	2.36	3-20-2026	3,825,000	3,598,190
Bank of America Credit Card Trust Series 2022-A1 Class A1	3.53	11-15-2027	4,832,000	4,673,159
BMW Vehicle Lease Trust Series 2023 1 Class A4	5.07	6-25-2026	2,481,000	2,469,183
BMW Vehicle Lease Trust Series 2023-1 Class A3	5.16	11-25-2025	2,965,000	2,961,316
Capital One Multi-Asset Execution Trust Series 2021-A2 Class A2	1.39	7-15-2030	2,218,000	1,873,779
Capital One Multi-Asset Execution Trust Series 2022-A3 Class A	4.95	10-15-2027	4,294,000	4,291,337
Capital One Prime Auto Receivable Trust	4.76	8-15-2028	3,423,000	3,394,277
Capital One Prime Auto Receivable Trust	4.87	2-15-2028	10,269,000	10,205,793
Capital One Series 2022-A2 Class A	3.49	5-15-2027	5,110,000	4,941,782
Chase Auto Owner Trust Series 2022-AA Class A4 144A	3.99	3-27-2028	2,419,000	2,349,286
College Avenue Student Loan Trust Series 2017-A Class A1 (1 Month LIBOR +1.65%) 144A±	6.27	11-26-2046	1,516,857	1,489,770
See accompanying notes to portfolio of investments

6  |  Allspring Core Bond Portfolio

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
College Avenue Student Loan Trust Series 2018-A Class A2 144A	4.13%	12-26-2047	$ 1,249,022	$ 1,164,114
College Avenue Student Loan Trust Series 2019-A Class A2 144A	3.28	12-28-2048	2,109,727	1,909,123
College Avenue Student Loan Trust Series 2021-A Class A2 144A	1.60	7-25-2051	2,707,740	2,337,990
Discover Card Series 2022-A3 Class A3	3.56	7-15-2027	16,027,000	15,499,369
Enterprise Fleet Financing LLC 144A%%	5.59	10-22-2029	3,036,000	3,038,846
Enterprise Fleet Financing LLC 144A%%	5.68	1-22-2029	4,926,000	4,929,079
Ford Credit Auto Lease Trust 144A	4.85	8-15-2035	12,829,000	12,689,331
Ford Credit Auto Lease Trust Series 2023 A A3	4.94	3-15-2026	5,301,000	5,273,318
Ford Credit Auto Lease Trust Series 2023 A A4	4.83	5-15-2026	2,649,000	2,627,979
Ford Credit Auto Owner Trust Series 2022-C Class A4	4.59	12-15-2027	6,031,000	5,967,695
Ford Credit Auto Owner Trust Series 2022 -1 Class A 144A	3.88	11-15-2034	11,752,000	11,199,301
Ford Credit Auto Owner Trust Series 2022-A Class A3	1.29	6-15-2026	2,308,000	2,197,767
Ford Credit Auto Owner Trust Series 2022-A Class A4	3.37	7-15-2025	1,710,000	1,666,061
Ford Credit Auto Owner Trust Series 2022-D Class A4	5.30	3-15-2028	1,673,000	1,680,622
GM Financial Automobile Leasing Trust Series 2022-2 Class A3	3.42	6-20-2025	1,969,000	1,924,897
GM Financial Automobile Leasing Trust Series 2023 Class A3	5.16	4-20-2026	2,634,000	2,632,308
GM Financial Automobile Leasing Trust Series 2023 Class A4	5.16	1-20-2027	3,702,000	3,685,216
GM Financial Revolving Receivable Trust Series 2022 -1 Class A 144A	5.91	10-11-2035	4,422,000	4,569,448
GM Financial Securitized Term Series 2022-2 Class A3	3.10	2-16-2027	9,921,000	9,588,694
GM Financial Securitized Term Series 2022-2 Class A4	3.25	4-17-2028	5,291,000	5,046,853
GM Financial Securitized Term Series 2022-4 Class A3	4.82	8-16-2027	4,868,000	4,830,634
Hertz Vehicle Financing LLC Series 2021-2A Class A 144A	1.68	12-27-2027	4,377,000	3,811,043
Hertz Vehicle Financing LLC Series 2022-1A Class A 144A	1.99	6-25-2026	8,169,000	7,555,112
Hertz Vehicle Financing LLC Series 2022-2A Class A 144A	2.33	6-26-2028	4,182,000	3,688,453
Hertz Vehicle Financing LLC Series 2022-4A Class A 144A	3.73	9-25-2026	1,924,000	1,838,241
Hertz Vehicle Financing LLC Series 2023 -2A Class A 144A%%	5.57	9-25-2029	8,139,000	8,127,237
Honda Automobile Receivables Owners Trust Series 2022-2 Class A4	3.76	12-18-2028	2,317,000	2,233,336
Honda Automobile Receivables Owners Trust Series 2023-1 Class A3	5.04	4-21-2027	8,900,000	8,883,128
Honda Automobile Receivables Owners Trust Series 2023-1 Class A4	4.97	6-21-2029	4,278,000	4,275,589
Hyundai Auto Lease Securitization Series 2022-C Class A4 144A	4.48	8-17-2026	4,938,000	4,850,209
Hyundai Auto Lease Securitization Series 2023-A Class A4 144A	4.94	11-16-2026	2,177,000	2,157,585
Hyundai Auto Receivables Trust Series 2021-C Class A4	1.03	12-15-2027	2,976,000	2,703,975
Hyundai Auto Receivables Trust Series 2022-A Class A3	2.22	10-15-2026	5,544,000	5,295,272
Hyundai Auto Receivables Trust Series 2022-A Class A4	2.35	4-17-2028	1,708,000	1,592,015
Hyundai Auto Receivables Trust Series 2022-C Class A4	5.52	10-16-2028	3,910,000	3,951,394
Mercedes Benz Auto Receivables Series 2022-1 Class A4	5.25	2-15-2029	3,874,000	3,898,772
Mercedes Benz Auto Receivables Series 2023-1 Class A4	4.31	4-16-2029	2,935,000	2,859,949
Mercedes Benz Auto Receivables Series 2023-1 Class A3	4.51	11-15-2027	3,623,000	3,579,459
Navient Student Loan Trust Series 2014-AA Class A3 (1 Month LIBOR +1.60%) 144A±	6.19	10-15-2031	2,484,183	2,485,943
Navient Student Loan Trust Series 2016-AA Class A2B (1 Month LIBOR +2.15%) 144A±	6.74	12-15-2045	1,035,160	1,042,563
See accompanying notes to portfolio of investments

Allspring Core Bond Portfolio  |  7

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Navient Student Loan Trust Series 2018-CA Class A2 144A	3.52%	6-16-2042	$ 205,979	$ 201,991
Navient Student Loan Trust Series 2018-DA Class A2A 144A	4.00	12-15-2059	3,095,289	2,959,297
Navient Student Loan Trust Series 2019-A Class A2A 144A	3.42	1-15-2043	3,045,785	2,913,869
Navient Student Loan Trust Series 2019-BA Class A2A 144A	3.39	12-15-2059	4,824,354	4,556,997
Navient Student Loan Trust Series 2019-CA Class A2 144A	3.13	2-15-2068	2,620,447	2,467,232
Navient Student Loan Trust Series 2019-D Class A2A 144A	3.01	12-15-2059	6,254,677	5,748,457
Navient Student Loan Trust Series 2019-FA Class A2 144A	2.60	8-15-2068	3,377,362	3,106,104
Navient Student Loan Trust Series 2020-BA ClassA2 144A	2.12	1-15-2069	2,222,767	2,008,056
Navient Student Loan Trust Series 2020-GA Class A 144A	1.17	9-16-2069	2,747,549	2,440,616
Navient Student Loan Trust Series 2020-HA Class A 144A	1.31	1-15-2069	1,864,553	1,693,127
Navient Student Loan Trust Series 2020-IA Class A1A 144A	1.33	4-15-2069	1,598,306	1,397,714
Navient Student Loan Trust Series 2021-3A Class A1A 144A	1.77	8-25-2070	5,317,514	4,568,724
Navient Student Loan Trust Series 2021-A Class A 144A	0.84	5-15-2069	903,530	783,781
Navient Student Loan Trust Series 2021-BA Class A 144A	0.94	7-15-2069	1,373,695	1,185,121
Navient Student Loan Trust Series 2021-CA Class A 144A	1.06	10-15-2069	5,656,272	4,904,015
Navient Student Loan Trust Series 2021-EA Class A 144A	0.97	12-16-2069	7,700,377	6,480,495
Navient Student Loan Trust Series 2021-FA Class A 144A	1.11	2-18-2070	4,953,239	4,203,751
Navient Student Loan Trust Series 2022-A Class A 144A	2.23	7-15-2070	3,534,894	3,101,581
Nelnet Student Loan Trust Series 2004-4 Class A5 (3 Month LIBOR +0.16%) ±	4.98	1-25-2037	3,697,322	3,638,690
Nelnet Student Loan Trust Series 2004-5 Class A5 (3 Month LIBOR +0.18%) ±	5.00	10-27-2036	1,272,112	1,242,231
Nelnet Student Loan Trust Series 2005-1 Class A5 (3 Month LIBOR +0.11%) ±	4.93	10-25-2033	10,461,267	10,224,638
Nelnet Student Loan Trust Series 2005-2 Class A5 (3 Month LIBOR +0.10%) ±	4.85	3-23-2037	10,483,800	10,252,854
Nelnet Student Loan Trust Series 2005-3 Class A5 (3 Month LIBOR +0.12%) ±	4.87	12-24-2035	7,973,155	7,812,561
Nelnet Student Loan Trust Series 2005-4 Class A4 (3 Month LIBOR +0.18%) ±	4.93	3-22-2032	2,022,453	1,970,563
Nissan Auto Lease Trust 2023 A A4	4.80	7-15-2027	2,647,000	2,620,227
Nissan Auto Receivables Owner Trust Series 2022-B Class A4	4.45	11-15-2029	2,437,000	2,392,175
Penfed Auto Receivables Owner Trust Series 2022-A Class A3 144A	3.96	4-15-2026	3,548,000	3,487,148
Penfed Auto Receivables Owner Trust Series 2022-A Class A4 144A	4.18	12-15-2028	1,743,000	1,706,284
Santander Drive Auto Receivable Series 2022-2 Class A3	2.98	10-15-2026	10,521,000	10,373,765
Santander Drive Auto Receivable Series 2022-4 Class A3	4.14	2-16-2027	5,140,000	5,070,736
Santander Drive Auto Receivable Trust Series 2022-5 Class A3	4.11	8-17-2026	4,588,000	4,531,652
Santander Drive Auto Receivables Series 2022-3 Class A3	3.40	12-15-2026	3,524,000	3,470,633
Santander Drive Auto Receivables Series 2022-6 Class A3	4.49	11-16-2026	8,785,000	8,682,509
Santander Drive Auto Receivables Series 2022-7 Class A3	5.75	4-15-2027	2,810,000	2,830,960
SMB Private Education Loan Trust Series 2016-B Class A2A 144A	2.43	2-17-2032	1,124,600	1,077,915
See accompanying notes to portfolio of investments

8  |  Allspring Core Bond Portfolio

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
SMB Private Education Loan Trust Series 2016-B Class A2B (1 Month LIBOR +1.45%) 144A±	6.04%	2-17-2032	$ 876,670	$ 871,831
SMB Private Education Loan Trust Series 2016-C Class A2B (1 Month LIBOR +1.10%) 144A±	5.69	9-15-2034	985,769	981,383
SMB Private Education Loan Trust Series 2018-C Class A2A 144A	3.63	11-15-2035	1,908,614	1,821,776
SMB Private Education Loan Trust Series 2019-A Class A2A 144A	3.44	7-15-2036	7,087,650	6,751,193
SMB Private Education Loan Trust Series 2020-BA Class A1A 144A	1.29	7-15-2053	2,738,770	2,432,567
SMB Private Education Loan Trust Series 2020-PTA Class A2A 144A	1.60	9-15-2054	4,275,170	3,797,100
SMB Private Education Loan Trust Series 2020-PTB Class A2A 144A	1.60	9-15-2054	12,306,436	10,949,189
SMB Private Education Loan Trust Series 2021-A Class APT1 144A	1.07	1-15-2053	7,271,346	6,253,849
SMB Private Education Loan Trust Series 2021-B Class A 144A	1.31	7-17-2051	2,696,843	2,398,018
SMB Private Education Loan Trust Series 2021-D Class A1A 144A	1.34	3-17-2053	7,391,339	6,567,989
SMB Private Education Loan Trust Series 2021-E Class A1A 144A	1.68	2-15-2051	5,905,600	5,340,788
SMB Private Education Loan Trust Series 2022-D Class A1B (30 Day Average U.S. SOFR +1.80%) 144A±	6.20	10-15-2058	4,100,271	4,103,071
SoFi Professional Loan Program LLC Series 2017-D Class A2 144A	2.65	9-25-2040	110,717	105,716
SoFi Professional Loan Program LLC Series 2017-E Class A2B 144A	2.72	11-26-2040	106,687	106,146
SoFi Professional Loan Program LLC Series 2020-C Class AFX 144A	1.95	2-15-2046	472,101	427,042
SoFi Professional Loan Program LLC Series 2021-A Class AFX 144A	1.03	8-17-2043	1,692,856	1,406,554
SoFi Professional Loan Program LLC Series 2021-B Class AFX 144A	1.14	2-15-2047	3,914,333	3,219,472
Synchrony Card Issuance Trust Series 2022-A1 Class A	3.37	4-15-2028	4,162,000	4,014,664
Synchrony Card Issuance Trust Series 2022-A2 Class A	3.86	7-15-2028	2,737,000	2,662,348
T-Mobile US Trust Series 2022-1A Class A 144A	4.91	5-22-2028	6,475,000	6,439,775
Toyota Auto Loan Extended Note Series 2022-1A Class A 144A	3.82	4-25-2035	4,199,000	4,001,052
Toyota Auto Receivables Owner Trust Series 2022-B Class A4	3.11	8-16-2027	3,985,000	3,785,110
Toyota Auto Receivables Owner Trust Series 2022-C Class A4	3.77	2-15-2028	3,857,000	3,724,094
Toyota Auto Receivables Owner Trust Series 2022-D Class A4	5.43	4-17-2028	2,132,000	2,161,008
Toyota Auto Receivables Owner Trust Series 2023-A Class A4	4.42	8-15-2028	2,768,000	2,709,256
Triton Container Finance LLC Series 2020-1A Class A 144A	2.11	9-20-2045	877,647	756,442
Total Asset-backed securities (Cost $508,452,320)				485,539,229
See accompanying notes to portfolio of investments

Allspring Core Bond Portfolio  |  9

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 21.88%
Communication services: 1.37%
Diversified telecommunication services: 0.80%
AT&T Incorporated	1.70%	3-25-2026	$ 7,386,000	$ 6,637,126
AT&T Incorporated	3.50	6-1-2041	1,586,000	1,190,644
AT&T Incorporated	3.80	12-1-2057	4,467,000	3,136,118
AT&T Incorporated	3.65	9-15-2059	1,553,000	1,051,759
T-Mobile USA Incorporated	2.25	2-15-2026	3,465,000	3,151,969
T-Mobile USA Incorporated	4.95	3-15-2028	3,292,000	3,231,558
T-Mobile USA Incorporated	2.88	2-15-2031	674,000	559,149
T-Mobile USA Incorporated	5.05	7-15-2033	5,762,000	5,552,578
T-Mobile USA Incorporated	5.65	1-15-2053	3,540,000	3,470,397
T-Mobile USA Incorporated	3.50	4-15-2031	444,000	384,365
Verizon Communications Incorporated	2.36	3-15-2032	4,120,000	3,238,947
Verizon Communications Incorporated	2.65	11-20-2040	2,078,000	1,407,439
Verizon Communications Incorporated	3.88	3-1-2052	1,650,000	1,263,398
				34,275,447
Media: 0.57%
Charter Communications Operating LLC	3.50	6-1-2041	853,000	558,144
Charter Communications Operating LLC	3.50	3-1-2042	5,337,000	3,444,077
Comcast Corporation	5.35	11-15-2027	3,261,000	3,308,497
Comcast Corporation	5.50	11-15-2032	3,016,000	3,099,178
Comcast Corporation	4.05	11-1-2052	1,600,000	1,284,974
Comcast Corporation	2.99	11-1-2063	1,857,000	1,134,900
Discovery Communications LLC	4.00	9-15-2055	1,735,000	1,121,898
Magallanes Incorporated 144A	5.05	3-15-2042	3,257,000	2,638,612
Magallanes Incorporated 144A	5.14	3-15-2052	6,206,000	4,864,907
Magallanes Incorporated 144A	5.39	3-15-2062	3,701,000	2,886,818
				24,342,005
Consumer discretionary: 0.92%
Automobiles: 0.12%
Ford Motor Company	4.75	1-15-2043	315,000	229,728
General Motors Company	5.40	10-15-2029	3,888,000	3,733,449
General Motors Company	5.20	4-1-2045	1,324,000	1,091,800
				5,054,977
Hotels, restaurants & leisure: 0.03%
GLP Capital LP	5.30	1-15-2029	1,435,000	1,357,352
Internet & direct marketing retail: 0.11%
Amazon.com Incorporated	4.70	12-1-2032	4,053,000	4,006,539
Amazon.com Incorporated	2.88	5-12-2041	1,037,000	772,977
				4,779,516
Multiline retail: 0.17%
Target Corporation	4.40	1-15-2033	4,455,000	4,225,376
Target Corporation	4.80	1-15-2053	3,301,000	3,084,654
				7,310,030
See accompanying notes to portfolio of investments

10  |  Allspring Core Bond Portfolio

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Specialty retail: 0.49%
Home Depot Incorporated	4.50%	9-15-2032	$ 3,108,000	$ 2,996,330
Home Depot Incorporated	3.30	4-15-2040	612,000	487,362
Home Depot Incorporated	3.13	12-15-2049	2,874,000	2,039,774
Home Depot Incorporated	2.38	3-15-2051	2,370,000	1,420,825
Home Depot Incorporated	3.63	4-15-2052	1,475,000	1,129,449
Home Depot Incorporated	4.95	9-15-2052	3,243,000	3,115,231
Lowe's Companies Incorporated	4.25	4-1-2052	3,112,000	2,450,338
Lowe's Companies Incorporated	5.63	4-15-2053	7,326,000	7,012,195
				20,651,504
Consumer staples: 1.50%
Beverages: 0.68%
Anheuser-Busch InBev Worldwide Incorporated	4.70	2-1-2036	9,151,000	8,589,395
Anheuser-Busch InBev Worldwide Incorporated	4.38	4-15-2038	4,400,000	3,934,396
Anheuser-Busch InBev Worldwide Incorporated	4.90	2-1-2046	5,684,000	5,213,786
PepsiCo Inc.	4.45	5-15-2028	4,120,000	4,088,336
PepsiCo Inc.	4.45	2-15-2033	4,944,000	4,862,585
PepsiCo Inc.	4.65	2-15-2053	2,470,000	2,417,669
				29,106,167
Food & staples retailing: 0.03%
Walmart Incorporated	4.50	9-9-2052	1,187,000	1,118,639
Household products: 0.12%
Colgate-Palmolive Company %%	4.60	3-1-2033	4,920,000	4,915,948
Tobacco: 0.67%
Philip Morris International Incorporated	5.00	11-17-2025	3,503,000	3,482,411
Philip Morris International Incorporated	4.88	2-13-2026	2,653,000	2,623,112
Philip Morris International Incorporated	5.13	11-17-2027	5,254,000	5,229,350
Philip Morris International Incorporated	4.88	2-15-2028	7,095,000	6,945,446
Philip Morris International Incorporated	5.13	2-15-2030	4,469,000	4,374,560
Philip Morris International Incorporated	5.75	11-17-2032	2,631,000	2,661,630
Philip Morris International Incorporated	5.38	2-15-2033	3,576,000	3,515,940
				28,832,449
Energy: 0.98%
Oil, gas & consumable fuels: 0.98%
BP Capital Market America Incorporated	4.81	2-13-2033	9,054,000	8,893,391
Enable Midstream Partners	4.40	3-15-2027	732,000	699,275
Enable Midstream Partners	4.95	5-15-2028	5,464,000	5,262,046
Energy Transfer Operating Partners LP	5.75	2-15-2033	6,008,000	5,910,550
Energy Transfer Operating Partners LP	6.13	12-15-2045	1,321,000	1,236,483
Energy Transfer Operating Partners LP	5.30	4-15-2047	4,273,000	3,627,012
Exxon Mobil Corporation	4.33	3-19-2050	5,464,000	4,850,193
Exxon Mobil Corporation	3.45	4-15-2051	4,152,000	3,166,695
MPLX LP	5.00	3-1-2033	4,966,000	4,659,244
MPLX LP	4.95	3-14-2052	2,228,000	1,852,584
MPLX LP	5.65	3-1-2053	829,000	763,333
Sunoco Logistics Partner LP	5.40	10-1-2047	1,255,000	1,078,969
				41,999,775
See accompanying notes to portfolio of investments

Allspring Core Bond Portfolio  |  11

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financials: 6.01%
Banks: 3.52%
Bank of America Corporation (U.S. SOFR +0.65%) ±	1.53%	12-6-2025	$ 13,769,000	$ 12,799,374
Bank of America Corporation (U.S. SOFR +1.29%) ±	5.08	1-20-2027	7,284,000	7,207,888
Bank of America Corporation (U.S. SOFR +0.91%) ±	1.66	3-11-2027	11,770,000	10,481,379
Bank of America Corporation (U.S. SOFR +0.96%) ±	1.73	7-22-2027	10,668,000	9,396,174
Bank of America Corporation (U.S. SOFR +1.99%) ±	6.20	11-10-2028	8,036,000	8,262,432
Bank of America Corporation (3 Month LIBOR +1.04%) ±	3.42	12-20-2028	8,220,000	7,481,712
Bank of America Corporation (U.S. SOFR +1.32%) ±	2.69	4-22-2032	11,353,000	9,207,674
Bank of America Corporation (U.S. SOFR +2.16%) ±	5.02	7-22-2033	3,429,000	3,299,052
Citigroup Incorporated (U.S. SOFR +2.09%) ±	4.91	5-24-2033	4,192,000	3,972,689
Citigroup Incorporated (U.S. SOFR +2.34%) ±	6.27	11-17-2033	8,113,000	8,496,485
JPMorgan Chase & Company (U.S. SOFR +0.61%) ±	1.56	12-10-2025	15,702,000	14,594,898
JPMorgan Chase & Company (U.S. SOFR +0.80%) ±	1.05	11-19-2026	4,601,000	4,074,829
JPMorgan Chase & Company (U.S. SOFR 3 Month +0.70%) ±	1.04	2-4-2027	14,846,000	13,036,671
JPMorgan Chase & Company (U.S. SOFR +0.89%) ±	1.58	4-22-2027	3,672,000	3,248,482
JPMorgan Chase & Company (U.S. SOFR +0.77%) ±	1.47	9-22-2027	3,692,000	3,200,670
JPMorgan Chase & Company (U.S. SOFR +1.56%) ±	4.32	4-26-2028	2,418,000	2,318,101
JPMorgan Chase & Company (U.S. SOFR +1.89%) ±	2.18	6-1-2028	4,545,000	3,976,266
JPMorgan Chase & Company (U.S. SOFR +1.75%) ±	4.57	6-14-2030	3,750,000	3,566,561
JPMorgan Chase & Company (U.S. SOFR +2.08%) ±	4.91	7-25-2033	3,105,000	2,973,069
KeyBank NA	5.00	1-26-2033	1,827,000	1,756,708
Wells Fargo & Company (U.S. SOFR +1.51%) ±	3.53	3-24-2028	15,494,000	14,347,413
Wells Fargo & Company (U.S. SOFR +2.10%) ±	4.90	7-25-2033	3,150,000	3,008,680
				150,707,207
Capital markets: 1.34%
Antares Holdings LP 144A	3.75	7-15-2027	3,739,000	3,152,452
Athene Global Funding 144A	2.50	3-24-2028	1,876,000	1,594,232
Athene Global Funding 144A	2.65	10-4-2031	2,857,000	2,222,685
Blackstone Private Equity Funds 144A	6.20	4-22-2033	3,774,000	3,872,521
Goldman Sachs Group Incorporated (U.S. SOFR +0.91%) ±	1.95	10-21-2027	3,675,000	3,219,100
Morgan Stanley (U.S. SOFR +0.51%) ±	0.79	1-22-2025	9,465,000	9,050,852
Morgan Stanley (U.S. SOFR +0.53%) ±	0.79	5-30-2025	9,562,000	8,954,262
Morgan Stanley (U.S. SOFR +0.75%) ±	0.86	10-21-2025	818,000	753,482
Morgan Stanley (U.S. SOFR +0.72%) ±	0.99	12-10-2026	7,548,000	6,639,212
Morgan Stanley (U.S. SOFR +1.73%) ±	5.12	2-1-2029	4,126,000	4,051,770
Morgan Stanley (U.S. SOFR +2.56%) ±	6.34	10-18-2033	8,104,000	8,543,278
Morgan Stanley (U.S. SOFR +0.86%) ±	1.51	7-20-2027	5,772,000	5,038,497
				57,092,343
Consumer finance: 0.76%
Bunge Limited Finance Corporation	1.63	8-17-2025	1,702,000	1,551,354
Ford Motor Credit Company LLC	2.70	8-10-2026	2,830,000	2,462,758
Ford Motor Credit Company LLC	2.90	2-10-2029	2,638,000	2,147,306
Ford Motor Credit Company LLC	7.35	3-6-2030	976,000	988,356
General Motors Financial Company Incorporated	3.10	1-12-2032	1,597,000	1,271,039
Hyundai Capital America Company 144A	0.80	1-8-2024	1,305,000	1,252,331
Hyundai Capital America Company 144A	1.30	1-8-2026	3,129,000	2,771,054
John Deere Capital Corporation	4.15	9-15-2027	7,789,000	7,569,969
John Deere Capital Corporation %%	5.05	3-3-2026	5,736,000	5,736,798
See accompanying notes to portfolio of investments

12  |  Allspring Core Bond Portfolio

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer finance (continued)
John Deere Capital Corporation %%	4.90%	3-3-2028	$ 4,097,000	$ 4,087,764
John Deere Capital Corporation	4.85	10-11-2029	2,720,000	2,720,232
				32,558,961
Insurance: 0.39%
AON Corporation	5.35	2-28-2033	1,961,000	1,960,265
Brighthouse Financial Incorporated	3.85	12-22-2051	1,465,000	966,012
Export Finance and Insurance Corporation 144A	4.63	10-26-2027	5,603,000	5,616,727
Liberty Mutual Group Incorporated 144A	5.50	6-15-2052	1,437,000	1,346,533
Marsh and McLennan Companies Incorporated	6.25	11-1-2052	813,000	902,344
SBL Holdings Incorporated 144A	5.00	2-18-2031	5,133,000	4,204,352
Stewart Information Services Corporation	3.60	11-15-2031	1,999,000	1,547,209
				16,543,442
Health care: 3.15%
Biotechnology: 1.22%
AbbVie Incorporated	4.55	3-15-2035	2,474,000	2,300,833
AbbVie Incorporated	4.30	5-14-2036	1,073,000	964,963
AbbVie Incorporated	4.05	11-21-2039	1,753,000	1,478,607
AbbVie Incorporated	4.45	5-14-2046	1,092,000	935,606
AbbVie Incorporated	4.25	11-21-2049	10,021,000	8,344,516
Amgen Incorporated %%	5.25	3-2-2025	8,239,000	8,220,677
Amgen Incorporated %%	5.15	3-2-2028	6,592,000	6,565,918
Amgen Incorporated %%	5.25	3-2-2030	1,633,000	1,625,035
Amgen Incorporated	4.20	3-1-2033	3,973,000	3,653,659
Amgen Incorporated %%	5.25	3-2-2033	4,120,000	4,091,296
Amgen Incorporated %%	5.65	3-2-2053	6,664,000	6,609,146
Amgen Incorporated %%	5.75	3-2-2063	823,000	811,645
Gilead Sciences Incorporated	1.65	10-1-2030	1,484,000	1,174,292
Gilead Sciences Incorporated	4.00	9-1-2036	1,321,000	1,163,163
Gilead Sciences Incorporated	2.60	10-1-2040	2,567,000	1,787,448
Gilead Sciences Incorporated	2.80	10-1-2050	4,075,000	2,646,288
				52,373,092
Health care equipment & supplies: 0.13%
Abbott Laboratories	1.40	6-30-2030	3,713,000	2,972,386
Abbott Laboratories	4.75	11-30-2036	2,479,000	2,464,837
				5,437,223
Health care providers & services: 1.03%
Centene Corporation	3.00	10-15-2030	3,327,000	2,717,926
Centene Corporation	2.50	3-1-2031	1,383,000	1,077,869
Cigna Corporation %%	5.40	3-15-2033	8,199,000	8,138,332
Cigna Corporation	4.90	12-15-2048	1,647,000	1,481,310
CVS Health Corporation	3.00	8-15-2026	1,598,000	1,482,716
CVS Health Corporation	4.88	7-20-2035	485,000	455,707
GSK Consumer Healthcare Company	3.38	3-24-2027	1,673,000	1,555,624
GSK Consumer Healthcare Company	3.38	3-24-2029	1,568,000	1,395,256
GSK Consumer Healthcare Company	3.63	3-24-2032	3,855,000	3,367,282
HCA Incorporated 144A	4.63	3-15-2052	6,743,000	5,304,975
UnitedHealth Group Incorporated	5.25	2-15-2028	2,482,000	2,515,756
UnitedHealth Group Incorporated	4.00	5-15-2029	2,276,000	2,157,904
See accompanying notes to portfolio of investments

Allspring Core Bond Portfolio  |  13

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health care providers & services (continued)
UnitedHealth Group Incorporated	5.35%	2-15-2033	$ 4,819,000	$ 4,929,714
UnitedHealth Group Incorporated	2.75	5-15-2040	1,132,000	824,290
UnitedHealth Group Incorporated	3.05	5-15-2041	777,000	583,850
UnitedHealth Group Incorporated	3.25	5-15-2051	2,451,000	1,755,343
UnitedHealth Group Incorporated	5.88	2-15-2053	3,942,000	4,252,280
				43,996,134
Pharmaceuticals: 0.77%
AstraZeneca %%	4.88	3-3-2028	4,919,000	4,889,776
AstraZeneca %%	4.90	3-3-2030	4,919,000	4,899,024
AstraZeneca %%	4.88	3-3-2033	3,282,000	3,283,162
Bristol-Myers Squibb Company	2.55	11-13-2050	4,285,000	2,726,038
Eli Lilly and Company	4.70	2-27-2033	3,271,000	3,253,817
Eli Lilly and Company	4.88	2-27-2053	2,456,000	2,451,882
Eli Lilly and Company	4.95	2-27-2063	1,144,000	1,137,319
Pfizer Incorporated	2.55	5-28-2040	814,000	588,267
Roche Holdings Incorporated 144A	2.08	12-13-2031	10,327,000	8,373,288
Roche Holdings Incorporated 144A	2.61	12-13-2051	2,154,000	1,415,340
				33,017,913
Industrials: 1.33%
Aerospace & defense: 0.85%
Lockheed Martin Corporation	5.70	11-15-2054	3,302,000	3,573,648
Northrop Grunman	4.40	5-1-2030	5,285,000	5,047,518
Northrop Grunman	4.70	3-15-2033	3,415,000	3,293,049
Northrop Grunman	4.95	3-15-2053	2,442,000	2,301,595
Raytheon Technologies Corporation	5.00	2-27-2026	2,531,000	2,527,204
Raytheon Technologies Corporation	5.15	2-27-2033	5,066,000	5,040,463
Raytheon Technologies Corporation	5.38	2-27-2053	3,376,000	3,390,677
The Boeing Company	2.20	2-4-2026	5,611,000	5,096,752
The Boeing Company	3.25	2-1-2035	1,817,000	1,398,666
The Boeing Company	3.75	2-1-2050	3,242,000	2,280,760
The Boeing Company	5.93	5-1-2060	2,508,000	2,342,018
				36,292,350
Airlines: 0.20%
Delta Air Lines Incorporated 144A	4.75	10-20-2028	8,730,000	8,291,023
Construction & engineering: 0.06%
Quanta Services Incorporated	0.95	10-1-2024	2,949,000	2,729,048
Road & rail: 0.17%
Norfolk Southern Corporation	4.45	3-1-2033	2,497,000	2,344,958
Norfolk Southern Corporation	4.55	6-1-2053	657,000	567,269
Union Pacific Corporation	2.38	5-20-2031	1,572,000	1,302,004
Union Pacific Corporation	2.80	2-14-2032	2,134,000	1,804,489
Union Pacific Corporation	3.38	2-14-2042	1,775,000	1,394,289
				7,413,009
Transportation infrastructure: 0.05%
Crowley Conro LLC	4.18	8-15-2043	2,377,139	2,209,617
See accompanying notes to portfolio of investments

14  |  Allspring Core Bond Portfolio

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Information technology: 2.46%
Electronic equipment, instruments & components: 0.17%
Dell International LLC	6.10%	7-15-2027	$ 1,503,000	$ 1,544,422
Dell International LLC	5.25	2-1-2028	5,852,000	5,758,636
				7,303,058
IT services: 0.19%
Fiserv Incorporated %%	5.45	3-2-2028	4,920,000	4,913,171
Fiserv Incorporated %%	5.60	3-2-2033	3,279,000	3,273,140
				8,186,311
Semiconductors & semiconductor equipment: 0.92%
Advanced Micro Devices	3.92	6-1-2032	4,771,000	4,420,757
Broadcom Incorporated	3.15	11-15-2025	1,938,000	1,825,056
Broadcom Incorporated 144A	2.45	2-15-2031	2,586,000	2,049,120
Broadcom Incorporated 144A	3.42	4-15-2033	2,125,000	1,710,832
Broadcom Incorporated 144A	3.47	4-15-2034	1,659,000	1,313,050
Broadcom Incorporated 144A	4.93	5-15-2037	2,363,000	2,055,406
Intel Corporation	2.80	8-12-2041	3,867,000	2,633,017
Intel Corporation	5.63	2-10-2043	2,141,000	2,089,671
Intel Corporation	5.70	2-10-2053	4,947,000	4,834,088
Intel Corporation	5.90	2-10-2063	2,306,000	2,269,623
KLA Corporation	3.30	3-1-2050	1,354,000	983,295
KLA Corporation	4.95	7-15-2052	1,376,000	1,301,272
NVIDIA Corporation	2.85	4-1-2030	6,052,000	5,332,823
NVIDIA Corporation	2.00	6-15-2031	1,650,000	1,334,138
Qualcomm Incorporated	6.00	5-20-2053	3,725,000	4,019,721
Xilinx Incorporated	2.38	6-1-2030	1,265,000	1,065,880
				39,237,749
Software: 0.92%
Microsoft Corporation	2.53	6-1-2050	1,811,000	1,209,385
Microsoft Corporation	2.92	3-17-2052	3,294,000	2,369,802
Oracle Corporation	4.90	2-6-2033	4,230,000	3,995,198
Oracle Corporation	4.00	7-15-2046	2,871,000	2,095,898
Oracle Corporation	3.95	3-25-2051	3,127,000	2,246,071
Oracle Corporation	6.90	11-9-2052	5,367,000	5,796,119
Oracle Corporation	5.55	2-6-2053	2,200,000	2,015,930
Oracle Corporation	4.38	5-15-2055	997,000	756,269
VMware Incorporated	0.60	8-15-2023	7,239,000	7,081,665
VMware Incorporated	1.00	8-15-2024	5,140,000	4,802,594
VMware Incorporated	1.40	8-15-2026	4,809,000	4,153,163
VMware Incorporated	4.70	5-15-2030	2,971,000	2,781,154
				39,303,248
Technology hardware, storage & peripherals: 0.26%
Apple Incorporated	3.25	8-8-2029	1,205,000	1,108,211
Apple Incorporated	2.38	2-8-2041	1,203,000	850,506
Apple Incorporated	2.65	5-11-2050	2,278,000	1,529,698
Apple Incorporated	2.40	8-20-2050	187,000	118,622
Apple Incorporated	2.65	2-8-2051	1,012,000	674,999
Apple Incorporated	3.95	8-8-2052	4,795,000	4,084,763
See accompanying notes to portfolio of investments

Allspring Core Bond Portfolio  |  15

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Technology hardware, storage & peripherals (continued)
Apple Incorporated	2.80%	2-8-2061	$ 1,050,000	$ 673,571
Apple Incorporated	4.10	8-8-2062	2,330,000	1,973,619
				11,013,989
Materials: 0.36%
Chemicals: 0.14%
Dow Chemical Corporation	7.38	11-1-2029	1,473,000	1,635,703
Dow Chemical Corporation	6.90	5-15-2053	1,550,000	1,732,345
Rohm & Haas Company	7.85	7-15-2029	2,576,000	2,854,227
				6,222,275
Metals & mining: 0.22%
Freeport-McMoRan Incorporated	5.25	9-1-2029	4,609,000	4,452,156
Glencore Funding Company 144A	4.88	3-12-2029	1,316,000	1,271,415
Glencore Funding Company 144A	2.63	9-23-2031	3,640,000	2,899,364
Glencore Funding Company 144A	3.88	4-27-2051	932,000	689,098
				9,312,033
Real estate: 1.53%
Equity REITs: 1.22%
Agree LP Company	2.00	6-15-2028	3,094,000	2,564,988
Agree LP Company	4.80	10-1-2032	1,551,000	1,450,653
Agree LP Company	2.60	6-15-2033	704,000	537,327
American Tower Corporation	3.13	1-15-2027	1,551,000	1,423,658
American Tower Corporation %%	5.50	3-15-2028	3,281,000	3,257,587
Brixmor Operating Partnership	2.50	8-16-2031	1,723,000	1,339,153
Crown Castle International Corporation REIT	1.05	7-15-2026	4,438,000	3,842,309
Crown Castle International Corporation	2.90	3-15-2027	2,384,000	2,165,704
Crown Castle International Corporation	5.00	1-11-2028	6,594,000	6,493,962
Crown Castle International Corporation	2.90	4-1-2041	1,650,000	1,121,482
Federal Realty Investment Trust	3.95	1-15-2024	1,969,000	1,939,953
Kimco Realty Corporation	4.60	2-1-2033	2,473,000	2,272,820
Mid-America Apartments LP	4.30	10-15-2023	1,460,000	1,451,730
Mid-America Apartments LP	3.95	3-15-2029	1,428,000	1,341,266
Realty Income Corporation	3.65	1-15-2028	771,000	722,141
Realty Income Corporation	2.20	6-15-2028	1,525,000	1,316,476
Realty Income Corporation	2.85	12-15-2032	2,061,000	1,692,834
Realty Income Corporation	4.85	3-15-2030	1,978,000	1,918,647
Realty Income Corporation	5.63	10-13-2032	4,521,000	4,608,242
Regency Centers LP	2.95	9-15-2029	3,900,000	3,283,086
Store Capital Corporation	4.50	3-15-2028	3,807,000	3,392,594
Store Capital Corporation	4.63	3-15-2029	1,817,000	1,603,296
Store Capital Corporation	2.75	11-18-2030	2,519,000	1,902,535
Store Capital Corporation	2.70	12-1-2031	990,000	719,891
				52,362,334
Real estate management & development: 0.31%
Invitation Homes Operating Partnership LP	2.00	8-15-2031	491,000	368,298
Invitation Homes Operating Partnership LP	4.15	4-15-2032	2,834,000	2,492,981
American Homes 4 Rent	3.63	4-15-2032	2,848,000	2,406,099
American Homes 4 Rent	4.30	4-15-2052	1,276,000	977,909
Essex Portfolio LP	1.70	3-1-2028	3,727,000	3,113,144
See accompanying notes to portfolio of investments

16  |  Allspring Core Bond Portfolio

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Real estate management & development (continued)
Essex Portfolio LP	2.55%	6-15-2031	$ 1,468,000	$ 1,171,897
Sun Communities Operating LP	4.20	4-15-2032	2,848,000	2,526,439
				13,056,767
Utilities: 2.27%
Electric utilities: 1.89%
American Electric Power %%	5.63	3-1-2033	3,281,000	3,279,191
American Transmission System Incorporated 144A	2.65	1-15-2032	1,028,000	842,401
Commonwealth Edison Company	5.30	2-1-2053	662,000	657,978
Con Edison Company: New York	5.20	3-1-2033	4,582,000	4,582,487
Duke Energy Carolinas LLC	2.55	4-15-2031	1,501,000	1,250,334
Duke Energy Carolinas LLC	2.85	3-15-2032	2,741,000	2,296,942
Duke Energy Carolinas LLC	3.55	3-15-2052	1,995,000	1,487,151
Duke Energy Carolinas LLC	5.35	1-15-2053	3,307,000	3,258,958
Duke Energy Florida LLC	2.40	12-15-2031	2,200,000	1,787,433
Duke Energy Progress LLC	2.55	6-15-2031	1,616,000	1,301,525
Duke Energy Progress LLC	2.50	8-15-2050	2,226,000	1,331,002
Duke Energy Progress LLC	3.50	6-15-2051	456,000	318,712
Entergy Arkansas LLC	5.15	1-15-2033	3,309,000	3,291,827
Entergy Arkansas LLC	2.65	6-15-2051	1,987,000	1,236,199
Eversource Energy	1.65	8-15-2030	2,507,000	1,933,263
Exelon Corporation	5.15	3-15-2028	2,295,000	2,274,606
Exelon Corporation	5.30	3-15-2033	4,127,000	4,075,214
Exelon Corporation	5.60	3-15-2053	1,981,000	1,934,173
FirstEnergy Corporation 144A	2.75	3-1-2032	2,423,000	1,978,421
Metropolitan Edison Company 144A	4.30	1-15-2029	2,593,000	2,417,436
Mid-American Energy Company	2.70	8-1-2052	1,912,000	1,237,329
Mississippi Power Company	3.95	3-30-2028	1,808,000	1,702,508
Mississippi Power Company	4.25	3-15-2042	1,014,000	829,022
Mississippi Power Company	3.10	7-30-2051	2,645,000	1,733,563
Pacific Gas & Electric Company	2.10	8-1-2027	1,181,000	1,005,774
Pacific Gas & Electric Company	4.50	7-1-2040	759,000	594,593
Pacific Gas & Electric Company	4.20	6-1-2041	1,281,000	961,636
Pacific Gas & Electric Company	4.75	2-15-2044	742,000	581,055
Pacific Gas & Electric Company	3.95	12-1-2047	5,051,000	3,444,376
Pacific Gas & Electric Company	4.95	7-1-2050	7,054,000	5,569,106
Peco Energy Company 1st Mortgage	2.85	9-15-2051	2,661,000	1,756,047
Pennsylvania Electric Company 144A	3.25	3-15-2028	2,150,000	1,944,304
Public Service Company of Oklahoma	3.15	8-15-2051	1,493,000	994,478
Public Service Electric and Gas Company	1.90	8-15-2031	2,959,000	2,354,506
Public Service Electric and Gas Company	2.70	5-1-2050	1,205,000	791,622
Public Service Electric and Gas Company	2.05	8-1-2050	612,000	347,912
Southern California Edison Company	4.13	3-1-2048	1,662,000	1,320,463
STAR Electric Company	3.10	6-1-2051	1,361,000	950,035
STAR Electric Company	4.55	6-1-2052	1,792,000	1,613,028
Targa Resources Partners Company	5.50	3-1-2030	872,000	825,954
Targa Resources Partners Company	4.88	2-1-2031	3,481,000	3,160,992
Trans-Allegheny Interstate Line Company 144A	3.85	6-1-2025	1,042,000	999,540
Virginia Electric & Power Company	2.95	11-15-2051	2,207,000	1,454,924
Virginia Electric & Power Company	4.63	5-15-2052	1,335,000	1,173,625
Wisconsin Electric Power	4.75	9-30-2032	2,214,000	2,163,842
				81,045,487
See accompanying notes to portfolio of investments

Allspring Core Bond Portfolio  |  17

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Gas utilities: 0.04%
Baltimore Gas & Electric Gas Company	2.25%	6-15-2031	$ 2,207,000	$ 1,785,270
Multi-utilities: 0.34%
CenterPoint Energy Incorporated	3.60	3-1-2052	1,629,000	1,263,733
Consumers Energy Company	2.65	8-15-2052	988,000	627,844
Consumers Energy Company	2.50	5-1-2060	1,262,000	708,358
Dominion Energy Incorporated	3.38	4-1-2030	1,650,000	1,443,369
Dominion Energy Incorporated	5.38	11-15-2032	1,571,000	1,541,694
DTE Energy Company %%	5.20	4-1-2033	3,279,000	3,282,415
DTE Energy Company	2.95	3-1-2050	2,576,000	1,754,236
DTE Energy Company	3.65	3-1-2052	1,179,000	912,528
Public Service Enterprise Group	1.60	8-15-2030	1,699,000	1,312,572
Public Service Enterprise Group	2.45	11-15-2031	1,910,000	1,527,647
				14,374,396
Total Corporate bonds and notes (Cost $1,017,608,801)				935,608,088
Municipal obligations: 0.39%
Nevada: 0.10%
Airport revenue: 0.10%
Clark County NV Airport Authority Build America Bonds Series C	6.82	7-1-2045	3,365,000	4,097,693
New York: 0.12%
Airport revenue: 0.12%
Port Authority of New York & New Jersey Consolidated Bonds Series 174	4.46	10-1-2062	5,505,000	5,019,260
Ohio: 0.04%
Education revenue: 0.04%
Ohio State University General Receipts Taxable Bonds Series A	4.80	6-1-2111	1,957,000	1,769,641
Texas: 0.13%
Education revenue: 0.03%
University of Texas Financing System Bond Series B	2.44	8-15-2049	1,695,000	1,131,471
Transportation revenue: 0.10%
North Texas Tollway Authority	6.72	1-1-2049	3,609,000	4,470,527
Total Municipal obligations (Cost $17,142,385)				16,488,592
Non-agency mortgage-backed securities: 4.90%
3650R Commercial Mortgage Trust Series 2021-PF1 Class A5	2.52	11-15-2054	2,521,000	2,046,493
Angel Oak Mortgage Trust Series 2020-2 Class A1 144A±±	2.53	1-26-2065	1,314,038	1,202,306
Angel Oak Mortgage Trust Series 2020-5 Class A1 144A±±	1.37	5-25-2065	521,180	473,009
Angel Oak Mortgage Trust Series 2021-6 Class A1 144A±±	1.46	9-25-2066	2,702,863	2,174,838
Bank 2022-BNK44 Class A5 ±±	5.75	11-15-2055	3,828,000	4,023,308
Bank 2023 -BNK45 Class A5	5.20	2-15-2056	1,762,000	1,774,579
See accompanying notes to portfolio of investments

18  |  Allspring Core Bond Portfolio

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Barclays Commercial Mortgage Series 2018-C2 Class ASB	4.24%	12-15-2051	$ 1,159,000	$ 1,119,665
Barclays Commercial Mortgage Series 2019-C3 Class A3	3.32	5-15-2052	2,320,000	2,105,765
Benchmark Mortgage Trust 2019 B13 A4	2.95	8-15-2057	1,814,000	1,587,492
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1 144A	2.88	7-25-2049	1,906,905	1,770,456
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1 144A	2.72	11-25-2059	1,251,163	1,207,599
BX Trust Series 2021-VOLT Class A (1 Month LIBOR +0.70%) 144A±	5.29	9-15-2036	10,912,000	10,649,616
BX Trust Series 2021-XL2 Class A (1 Month LIBOR +0.69%) 144A±	5.28	10-15-2038	5,041,330	4,915,332
CFCRE Commercial Mortgage Trust Series 2017-C8 Class ASB	3.37	6-15-2050	1,358,675	1,297,727
Citigroup Commercial Mortgage Series 2022-GC48 Class A5 ±±	4.58	5-15-2054	3,191,000	3,074,044
Colt Funding LLC Series 2021-2 Class A1 144A±±	0.92	8-25-2066	3,652,250	2,888,441
Colt Funding LLC Series 2021-4 Class A1 144A±±	1.40	10-25-2066	3,844,273	3,091,881
Commercial Mortgage Pass-Through Certificate Series 2013-CR13 Class A4 ±±	4.19	11-10-2046	1,746,000	1,719,002
Commercial Mortgage Trust Series 2013-CR10 Class A4 ±±	4.21	8-10-2046	89,000	88,754
Commercial Mortgage Trust Series 2013-CR11 Class A4	4.26	8-10-2050	12,738,000	12,613,638
Commercial Mortgage Trust Series 2014-UBS4 Class A4	3.42	8-10-2047	3,937,000	3,814,624
Commercial Mortgage Trust Series 2015-LC19 Class A3	2.92	2-10-2048	8,129,307	7,780,795
Commercial Mortgage Trust Series 2015-LC23 Class A3	3.52	10-10-2048	1,982,000	1,890,176
CSAIL Commercial Mortgage Trust Series 2019-C16 Class A2	3.07	6-15-2052	1,924,000	1,698,832
CSAIL Commercial Mortgage Trust Series 2021-C20 Class A3	2.80	3-15-2054	1,257,000	1,054,905
EQUS Mortgage Trust Series 2021-EQAZ (1 Month LIBOR +0.75%) 144A±	5.34	10-15-2038	4,122,917	4,022,159
F1VE 2023 V1 A3 ±±	5.67	2-10-2056	3,945,000	4,016,061
Goldman Sachs Mortgage Securities Trust Series 2013-GC14 Class A5	4.24	8-10-2046	2,275,000	2,261,856
Goldman Sachs Mortgage Securities Trust Series 2014-GC18 Class A4	4.07	1-10-2047	5,471,323	5,362,653
Goldman Sachs Mortgage Securities Trust Series 2015-GC32 Class A3	3.50	7-10-2048	1,895,326	1,805,041
Goldman Sachs Mortgage Securities Trust Series 2020-GC47 Class A5	2.38	5-12-2053	1,792,000	1,497,780
Goldman Sachs Mortgage Securities Trust Series 2020-GSA2 Class A4	1.72	12-12-2053	5,595,000	4,441,248
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	1-25-2051	3,398,451	3,303,511
JPM DB Commercial Mortgage Securities Series 2013-C12 Class A5	3.66	7-15-2045	2,942,639	2,927,395
JPM DB Commercial Mortgage Securities Series 2013-C17 Class A4	4.20	1-15-2047	1,095,000	1,080,298
JPM DB Commercial Mortgage Securities Series 2014-C23 Class A4	3.67	9-15-2047	1,623,137	1,574,222
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C16 Class A4	4.17	12-15-2046	4,973,000	4,912,866
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class A3	2.91	10-15-2048	7,575,913	7,196,039
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C30 Class A5	3.82	7-15-2048	3,008,000	2,865,518
See accompanying notes to portfolio of investments

Allspring Core Bond Portfolio  |  19

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP3 Class A3	3.39%	12-15-2049	$ 1,080,000	$ 1,002,632
Med Trust Series 2021-MDLN (1 Month LIBOR +0.95%) 144A±	5.54	11-15-2038	6,642,267	6,480,419
MFRA Trust Series 2021-NQM2 Class A1 144A±±	1.03	11-25-2064	1,547,953	1,262,333
Morgan Stanley Capital 1 Trust Series 2019- L2 Class A3	3.81	3-15-2052	2,625,000	2,423,900
Morgan Stanley Capital International Trust Series 2020-HR8 Class A3	1.79	7-15-2053	3,030,000	2,419,340
New Residential Mortgage Loan Trust Series 2019-NQM4 Class A1 144A±±	2.49	9-25-2059	822,242	752,592
NewRez WareHouse Securitization Series 2021-1 Class A (1 Month LIBOR +0.75%) 144A±	5.37	5-25-2055	10,288,000	10,176,217
Starwood Mortgage Residential Trust Series 2020-1 Class A1 144A±±	2.28	2-25-2050	287,854	273,461
Starwood Mortgage Residential Trust Series 2020-INV1 Class A1 144A±±	1.03	11-25-2055	1,156,942	1,014,420
Starwood Mortgage Residential Trust Series 2020-INV3 Class A1 144A±±	1.49	4-25-2065	1,323,968	1,237,368
Starwood Mortgage Residential Trust Series 2021-1 Class A1 144A±±	1.22	5-25-2065	1,458,937	1,282,003
Starwood Mortgage Residential Trust Series 2021-4 Class A1 144A±±	1.16	8-25-2056	3,633,934	3,015,847
Verizon Master Trust Series 2022-2 Class A	1.53	7-20-2028	3,146,000	2,937,669
Verizon Master Trust Series 2022-4 Class A	3.40	11-20-2028	6,886,000	6,640,881
Verizon Master Trust Series 2022-6 Class A	3.67	1-22-2029	6,257,000	6,056,515
Verizon Master Trust Series 2023-1 Class A	4.49	1-22-2029	6,417,000	6,328,132
Verus Securitization Trust Series 2019-2 Class A1 144A±±	2.91	7-25-2059	689,689	667,150
Verus Securitization Trust Series 2019-3 Class A1 144A±±	2.69	11-25-2059	620,500	588,312
Verus Securitization Trust Series 2019-4 Class A1 144A	2.64	11-25-2059	1,354,595	1,288,464
Verus Securitization Trust Series 2020-1 Class A1 144A	2.42	1-25-2060	295,226	278,555
Verus Securitization Trust Series 2020-2 Class A1 144A±±	2.23	5-25-2060	949,799	910,639
Verus Securitization Trust Series 2020-5 Class A1 144A	1.22	5-25-2065	592,470	536,856
Verus Securitization Trust Series 2021-1 Class A1 144A±±	0.82	1-25-2066	1,991,123	1,652,921
Verus Securitization Trust Series 2021-2 Class A1 144A±±	1.03	2-25-2066	3,529,460	2,997,110
Verus Securitization Trust Series 2021-3 Class A1 144A±±	1.05	6-25-2066	2,650,695	2,199,376
Verus Securitization Trust Series 2021-4 Class A1 144A±±	0.94	7-25-2066	3,233,337	2,569,116
Verus Securitization Trust Series 2021-5 Class A1 144A±±	1.01	9-25-2066	10,346,505	8,295,224
Verus Securitization Trust Series 2021-7 Class A1 144A±±	1.83	10-25-2066	4,824,702	4,046,241
Verus Securitization Trust Series 2021-8 Class A1 144A±±	1.82	11-25-2066	3,413,485	2,907,845
Verus Securitization Trust Series 2021-R1 Class A1 144A±±	0.82	10-25-2063	1,731,065	1,548,940
Verus Securitization Trust Series 2021-R3 Class A1 144A±±	1.02	4-25-2064	1,661,799	1,479,813
Visio Trust Series 2020-1R Class A1 144A	1.31	11-25-2055	1,286,321	1,160,051
Total Non-agency mortgage-backed securities (Cost $226,493,371)				209,760,266
U.S. Treasury securities: 24.19%
U.S. Treasury Bond	5.25	11-15-2028	2,064,000	2,179,294
U.S. Treasury Bond	5.25	2-15-2029	8,249,000	8,715,262
U.S. Treasury Bond	1.13	5-15-2040	87,097,000	55,126,277
U.S. Treasury Bond	1.13	8-15-2040	85,421,000	53,798,546
U.S. Treasury Bond ##	1.38	11-15-2040	154,317,000	101,397,119
U.S. Treasury Bond	1.88	2-15-2041	6,755,000	4,827,978
U.S. Treasury Bond ##	1.75	8-15-2041	126,129,000	87,403,455
See accompanying notes to portfolio of investments

20  |  Allspring Core Bond Portfolio

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Bond	2.00%	8-15-2051	$ 22,967,000	$ 15,437,233
U.S. Treasury Bond	2.25	2-15-2052	11,829,000	8,434,169
U.S. Treasury Bond	2.88	5-15-2052	13,255,000	10,854,085
U.S. Treasury Bond	3.00	8-15-2052	40,262,000	33,845,244
U.S. Treasury Note	4.50	11-30-2024	1,215,000	1,206,220
U.S. Treasury Note	4.25	12-31-2024	20,327,000	20,099,115
U.S. Treasury Note	4.13	1-31-2025	12,198,000	12,039,331
U.S. Treasury Note	4.63	2-28-2025	117,000	116,625
U.S. Treasury Note	2.88	4-30-2025	16,500,000	15,867,715
U.S. Treasury Note	3.00	7-15-2025	23,933,000	23,043,926
U.S. Treasury Note	3.00	9-30-2025	9,660,000	9,285,675
U.S. Treasury Note	4.50	11-15-2025	13,222,000	13,199,791
U.S. Treasury Note	0.38	11-30-2025	233,000	208,135
U.S. Treasury Note	4.00	12-15-2025	496,000	489,374
U.S. Treasury Note	3.88	1-15-2026	19,157,000	18,827,739
U.S. Treasury Note	4.00	2-15-2026	21,964,000	21,660,279
U.S. Treasury Note	1.63	5-15-2026	30,674,000	28,106,251
U.S. Treasury Note	0.75	5-31-2026	5,070,000	4,507,745
U.S. Treasury Note	1.50	8-15-2026	101,122,000	91,776,115
U.S. Treasury Note	2.00	11-15-2026	41,350,000	38,032,308
U.S. Treasury Note	3.25	6-30-2027	18,369,000	17,624,912
U.S. Treasury Note	2.75	7-31-2027	17,375,000	16,322,998
U.S. Treasury Note	4.13	9-30-2027	17,801,000	17,707,823
U.S. Treasury Note	4.13	10-31-2027	63,150,000	62,834,250
U.S. Treasury Note	2.25	11-15-2027	9,209,000	8,437,746
U.S. Treasury Note	3.88	11-30-2027	3,035,000	2,991,728
U.S. Treasury Note	3.88	12-31-2027	11,563,000	11,394,072
U.S. Treasury Note	3.50	1-31-2028	4,777,000	4,631,824
U.S. Treasury Note	2.75	2-15-2028	37,619,000	35,197,277
U.S. Treasury Note	4.00	2-29-2028	5,803,000	5,759,931
U.S. Treasury Note	1.38	10-31-2028	30,676,000	26,417,309
U.S. Treasury Note	1.50	11-30-2028	11,372,000	9,848,774
U.S. Treasury Note	2.75	5-31-2029	51,797,000	47,910,202
U.S. Treasury Note	3.25	6-30-2029	13,449,000	12,798,615
U.S. Treasury Note	2.63	7-31-2029	8,779,000	8,049,931
U.S. Treasury Note	3.13	8-31-2029	2,239,000	2,114,368
U.S. Treasury Note	3.88	9-30-2029	554,000	546,556
U.S. Treasury Note	4.00	10-31-2029	4,256,000	4,230,896
U.S. Treasury Note	3.88	11-30-2029	2,025,000	1,999,055
U.S. Treasury Note	3.88	12-31-2029	3,282,000	3,242,001
U.S. Treasury Note	3.50	1-31-2030	0	0
U.S. Treasury Note	4.00	2-28-2030	2,134,000	2,125,998
U.S. Treasury Note	3.50	2-15-2033	1,996,000	1,930,194
U.S. Treasury Note	3.38	8-15-2042	2,921,000	2,629,813
U.S. Treasury Note	4.00	11-15-2042	8,766,000	8,641,358
U.S. Treasury Note	3.88	2-15-2043	2,207,000	2,141,135
U.S. Treasury Note	1.88	11-15-2051	7,074,000	4,600,863
U.S. Treasury Note	4.00	11-15-2052	11,450,000	11,653,953
U.S. Treasury Note	3.63	2-15-2053	21,007,000	19,999,320
Total U.S. Treasury securities (Cost $1,166,225,011)				1,034,267,908
See accompanying notes to portfolio of investments

Allspring Core Bond Portfolio  |  21

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee corporate bonds and notes: 4.27%
Energy: 0.32%
Oil, gas & consumable fuels: 0.32%
Aker BP ASA 144A	3.75%	1-15-2030	$ 520,000	$ 458,822
Aker BP ASA 144A	4.00	1-15-2031	1,816,000	1,597,337
Galaxy Pipeline Assets Company 144A	1.75	9-30-2027	2,884,186	2,657,690
Galaxy Pipeline Assets Company 144A	2.16	3-31-2034	3,165,111	2,671,239
Galaxy Pipeline Assets Company 144A	2.63	3-31-2036	2,154,000	1,702,341
Galaxy Pipeline Assets Company 144A	2.94	9-30-2040	1,493,289	1,175,440
Petroleos Mexicanos Company	2.38	4-15-2025	907,250	886,511
Petroleos Mexicanos Company	2.46	12-15-2025	2,419,500	2,347,222
				13,496,602
Financials: 2.90%
Banks: 1.85%
Barclays plc (1 Year Treasury Constant Maturity +3.50%) ±	7.44	11-2-2033	9,260,000	9,997,470
Cooperative Rabobank UA (1 Year Treasury Constant Maturity +1.40%) 144A±	5.56	2-28-2029	11,553,000	11,489,930
Lloyds Banking Group PLC (1 Year Treasury Constant Maturity +1.70%) ±%%	5.87	3-6-2029	4,919,000	4,919,951
Lloyds Banking Group PLC (1 Year Treasury Constant Maturity +2.30%) ±	4.98	8-11-2033	1,545,000	1,439,032
Mitsubishi UFJ Financial Group Incorporated (1 Year Treasury Constant Maturity +1.08%) ±	5.72	2-20-2026	13,209,000	13,190,614
Mitsubishi UFJ Financial Group Incorporated (1 Year Treasury Constant Maturity +1.38%) ±	5.42	2-22-2029	3,392,000	3,368,391
Mitsubishi UFJ Financial Group Incorporated (1 Year Treasury Constant Maturity +1.53%) ±	5.48	2-22-2031	2,079,000	2,058,240
Mitsubishi UFJ Financial Group Incorporated (1 Year Treasury Constant Maturity +1.63%) ±	5.44	2-22-2034	3,715,000	3,651,493
Mizuho Financial Group (1 Year Treasury Constant Maturity +1.50%) ±	5.67	5-27-2029	4,948,000	4,938,513
Mizuho Financial Group (1 Year Treasury Constant Maturity +1.65%) ±	5.74	5-27-2031	3,391,000	3,386,044
Mizuho Financial Group (1 Year Treasury Constant Maturity +1.80%) ±	5.75	5-27-2034	4,169,000	4,148,377
National Australia Bank Subordinated 144A	6.43	1-12-2033	3,396,000	3,431,808
Sumitomo Mitsui Financial Group Incorporated	5.52	1-13-2028	6,643,000	6,625,453
Sumitomo Mitsui Financial Group Incorporated	5.71	1-13-2030	6,551,000	6,584,738
				79,230,054
Capital markets: 0.32%
Credit Suisse Group AG (U.S. SOFR +5.02%) 144A±	9.02	11-15-2033	4,081,000	4,285,775
Deutsche Bank AG (U.S. SOFR +2.26%) ±	3.74	1-7-2033	7,160,000	5,485,799
UBS Group AG (1 Year Treasury Constant Maturity +2.20%) 144A±	5.60	1-12-2034	3,958,000	3,963,330
				13,734,904
Diversified financial services: 0.67%
AerCap Ireland Capital Designated Activity Company / AerCap Global Aviation Trust	1.15	10-29-2023	16,629,000	16,136,214
DH Europe Finance II	2.20	11-15-2024	4,060,000	3,863,212
Lundin Energy Finance Company 144A	2.00	7-15-2026	3,911,000	3,469,159
See accompanying notes to portfolio of investments

22  |  Allspring Core Bond Portfolio

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services (continued)
Lundin Energy Finance Company 144A	3.10%	7-15-2031	$ 4,519,000	$ 3,699,788
Trust Fibrauno 144A	6.39	1-15-2050	1,883,000	1,470,305
				28,638,678
Insurance: 0.06%
Enstar Group Limited	3.10	9-1-2031	3,043,000	2,310,941
Health care: 0.05%
Pharmaceuticals: 0.05%
Shire Acquisitions Investments Ireland Designated Activity Company	2.88	9-23-2023	1,217,000	1,198,977
Takeda Pharmaceutical	4.40	11-26-2023	986,000	976,486
				2,175,463
Industrials: 0.21%
Road & rail: 0.19%
Canadian National Railway	3.85	8-5-2032	2,332,000	2,139,758
Canadian National Railway	4.40	8-5-2052	1,553,000	1,384,679
Canadian Pacific Railway Company	1.35	12-2-2024	3,675,000	3,425,747
Canadian Pacific Railway Company	1.75	12-2-2026	711,000	629,644
Canadian Pacific Railway Company	3.00	12-2-2041	725,000	549,209
				8,129,037
Transportation infrastructure: 0.02%
Adani Ports & Special Company 144A	3.00	2-16-2031	1,342,500	1,002,818
Information technology: 0.10%
Semiconductors & semiconductor equipment: 0.10%
NXP BV	4.40	6-1-2027	1,791,000	1,714,656
NXP BV	2.50	5-11-2031	1,640,000	1,295,340
NXP BV	3.25	5-11-2041	1,621,000	1,126,333
				4,136,329
Materials: 0.66%
Metals & mining: 0.66%
Anglo American Capital Company 144A	3.88	3-16-2029	4,168,000	3,745,343
Anglo American Capital Company 144A	4.75	3-16-2052	3,234,000	2,675,134
BHP Billiton USA	4.88	2-27-2026	8,182,000	8,127,806
BHP Billiton USA	4.75	2-28-2028	6,543,000	6,464,589
BHP Billiton USA	4.90	2-28-2033	4,092,000	4,075,559
Glencore Finance Canada Company 144A	6.90	11-15-2037	1,706,000	1,843,541
Glencore Finance Canada Company 144A	6.00	11-15-2041	603,000	592,387
Glencore Finance Canada Company 144A	5.55	10-25-2042	741,000	686,246
				28,210,605
Utilities: 0.03%
Electric utilities: 0.03%
Israel Electric Corporation Limited 144A	3.75	2-22-2032	1,561,000	1,341,383
Total Yankee corporate bonds and notes (Cost $190,941,875)				182,406,814
See accompanying notes to portfolio of investments

Allspring Core Bond Portfolio  |  23

Portfolio of investments—February 28, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee government bonds: 0.77%
Government of Bermuda 144A	5.00%	7-15-2032	$ 1,863,000	$ 1,811,367
Mexico	6.35	2-9-2035	1,908,000	1,957,577
Province of Saskatchewan	3.25	6-8-2027	2,258,000	2,136,312
Republic of Paraguay 144A	5.40	3-30-2050	2,746,000	2,299,362
Republic of Peru	3.00	1-15-2034	1,127,000	886,789
Republic of Peru	3.60	1-15-2072	872,000	563,963
Republic of Poland	5.75	11-16-2032	1,772,000	1,855,426
Saudi International Bond 144A	5.00	1-18-2053	1,546,000	1,410,725
State of Israel	4.50	1-17-2033	5,843,000	5,633,949
United Mexican States	3.50	2-12-2034	3,936,000	3,205,690
United Mexican States	3.75	4-19-2071	3,462,000	2,236,686
United Mexican States	3.77	5-24-2061	2,580,000	1,692,036
United Mexican States «	4.40	2-12-2052	3,851,000	2,915,884
United Mexican States	4.50	4-22-2029	3,905,000	3,709,483
United Mexican States	4.60	2-10-2048	883,000	703,891
Total Yankee government bonds (Cost $35,510,359)				33,019,140

	Yield	Shares
Short-term investments: 1.44%
Investment companies: 1.44%
Allspring Government Money Market Fund Select Class♠∞##	4.39	61,294,319	61,294,319
Securities Lending Cash Investments LLC♠∩∞	4.54	267,073	267,073
Total Short-term investments (Cost $61,561,365)			61,561,392

				Principal
Securities Sold Short: (0.64)%
Agency securities: (0.64)%
FNMA %%		3.50	3-13-2053	$(29,900,000)	(27,216,008)
Total Agency securities (Cost $(27,646,863))					(27,216,008)
Total Securities Sold Short (Proceeds $(27,646,863))					(27,216,008)
Total investments in securities (excluding securities sold short (Cost 4,723,476,964))	102.60%				4,387,280,998
Total securities sold short	(0.64)				(27,216,008)
Other Assets and liabilities, net	(1.96)				(83,992,929)
Total net assets	100.00%				$4,276,051,627

¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated for when-issued securities.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

See accompanying notes to portfolio of investments

24  |  Allspring Core Bond Portfolio

Portfolio of investments—February 28, 2023 (unaudited)

Abbreviations
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$114,848,590	$1,857,846,107	$(1,911,400,378)	$0	$0	$61,294,319	61,294,319	$2,521,197
Securities Lending Cash Investments LLC	10,235,000	224,350,425	(234,318,352)	0	0	267,073	267,073	39,402#
				$0	$0	$61,561,392		$2,560,599

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

Allspring Core Bond Portfolio  |  25

Notes to portfolio of investments—February 28, 2023 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Securities lending
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.
When-issued transactions
The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
TBA sale commitments
The Fund may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or offsetting TBA purchase commitments, which are deliverable on or before the sale commitment date, are held as “cover” for

26  |  Allspring Core Bond Portfolio

Notes to portfolio of investments—February 28, 2023 (unaudited)

the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
Mortgage dollar roll transactions
The Portfolio may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Portfolio foregoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolio accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Core Bond Portfolio  |  27

Notes to portfolio of investments—February 28, 2023 (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$1,428,629,569	$0	$1,428,629,569
Asset-backed securities	0	485,539,229	0	485,539,229
Corporate bonds and notes	0	935,608,088	0	935,608,088
Municipal obligations	0	16,488,592	0	16,488,592
Non-agency mortgage-backed securities	0	209,760,266	0	209,760,266
U.S. Treasury securities	1,034,267,908	0	0	1,034,267,908
Yankee corporate bonds and notes	0	182,406,814	0	182,406,814
Yankee government bonds	0	33,019,140	0	33,019,140
Short-term investments
Investment companies	61,561,392	0	0	61,561,392
Total assets	$1,095,829,300	$3,291,451,698	$0	$4,387,280,998
Liabilities
Securities sold short
Agency securities	$0	$27,216,008	$0	$27,216,008
Total liabilities	$0	$27,216,008	$0	$27,216,008
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended February 28, 2023, the Portfolio did not have any transfers into/out of Level 3.

28  |  Allspring Core Bond Portfolio